Related party transactions - Other (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
voxeljet China
Related parties
Subsidiary ownership (as a percent)	88.52%
Franz Industriebeteiligungen office space
Related parties
Rent expense	€ 1	€ 1
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties	0	0
DSCS Digital Supply Chain Solutions GmbH
Related parties
Revenue from related parties	€ 0	0
Ownership interest in associate (as a percent)	33.30%
Michele Neuber
Related parties
Services received from related parties		1
Lisa Franz
Related parties
Services received from related parties		€ 1
Romy Ederer
Related parties
Services received from related parties	€ 1